Corporate Income Fund	07/01/2008 - 06/30/2009

ICA File Number: 811-07353
Reporting Period: 07/01/2008 - 06/30/2009
T. Rowe Price Corporate Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 7/1/08 to 6/30/09

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Corporate Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board – T. Rowe Price Funds

Date August 27, 2009

============================ CORPORATE INCOME FUND =============================

MANGROVE BAY PASS THRU 144A 6.102% DUE 7/15/33

Ticker:                      Security ID:  56271QAA4
Meeting Date: SEP 22, 2008   Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders who consent favor the           N/A       Do Not       Management
      redemption of their interests in the              Consent
      Pass-Through securities. See below for
      details.

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NRG ENERGY INC., 7.25% SENIOR NOTES DUE 2/1/2014

Ticker:                      Security ID:  629377AT9
Meeting Date: SEP 10, 2008   Meeting Type: Consent and Exchange
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive new 8.25% Senior Notes due 2018 N/A       Take No      Management
      (cusip TBD) for each $1,000.00 P.A. of            Action
      Notes Tendered.  Holders who consent by
      the consent date will receive the
      consent fee equal to $2.50 in the form
      of new notes and an early participation
      fee equal to $17.50 per

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NRG ENERGY INC., 7.375% SENIOR NOTES DUE 2/1/2016

Ticker:                      Security ID:  629377AU6
Meeting Date: SEP 10, 2008   Meeting Type: Consent and Exchange
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive new 8.25% Senior Notes due 2018 N/A       Take No      Management
      (cusip TBD) for each $1,000.00 P.A. of            Action
      Notes Tendered.  Holders who consent by
      the consent date will receive the
      consent fee equal to $2.50 in the form
      of new notes and an early participation
      fee equal to $17.50 per

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TIME WARNER, 6.875% DUE 6/15/2018

Ticker:                      Security ID:  887315AY5
Meeting Date: APR 7, 2009    Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders who consent will receive 5.00   N/A       Yes          Management
      USD per 1,000 USD principal amount

================================== END NPX REPORT===============================